MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2016
Marketable Securities [Abstract]
Schedule of Current Available-for-sale Marketable Securities
At December 31, 2015, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Corporate debt securities	$27,765	$—	$(187)	$27,578
Equity security	8,659	2,963	—	11,622
Total marketable securities	$36,424	$2,963	$(187)	$39,200

At December 31, 2016, current available-for-sale marketable securities are as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
Commercial paper	$49,797	$—	$—	$49,797
Treasury discount notes	34,978	—	(4)	34,974
Corporate debt securities	4,575	2	(6)	4,571
Total debt securities	89,350	2	(10)	89,342
Total marketable securities	$89,350	$2	$(10)	$89,342

Schedule of Proceeds from Maturities and Sales of Current Available-for-sale Marketable Securities
The following table presents the proceeds from maturities and sales of current and non-current available-for-sale marketable securities and the related gross realized gains:

	December 31,
	2016	2015	2014
	(In thousands)
Proceeds from maturities and sales of available-for-sale marketable securities	$279,485	$218,976	$25,223
Gross realized gains	3,556	443	3,362